Other Comprehensive Income (Loss) - Components of Other Comprehensive Income Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income Loss [Line Items]
Other Comprehensive Income (Loss), Before Tax	$ 9,804,000	$ 10,539,000	$ (415,000)
Other Comprehensive Income (Loss), Tax Effect	2,059,000	2,213,000	(87,000)
Other Comprehensive Income (Loss), Net of Tax	7,745,000	8,326,000	(328,000)
Net unrealized Gains (Losses) on Investment Securities [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss) before reclassifications, Before Tax	10,935,000	13,368,000	(1,122,000)
Amounts reclassified from accumulated other comprehensive income (loss), Before Tax	(94,000)	(32,000)	413,000
Reclassification of equity securities from accumulated other comprehensive income (loss), Before Tax			(352,000)
Other Comprehensive Income (Loss), Before Tax	10,841,000	13,336,000	(1,061,000)
Other comprehensive income (loss) before reclassifications, Tax Effect	2,297,000	2,807,000	(236,000)
Amounts reclassified from accumulated other comprehensive income (loss), Tax Effect	(20,000)	(7,000)	87,000
Reclassification of equity securities from accumulated other comprehensive income (loss), Tax Effect			(74,000)
Other Comprehensive Income (Loss), Tax Effect	2,277,000	2,800,000	(223,000)
Other comprehensive income (loss) before reclassifications, Net of Tax	8,638,000	10,561,000	(886,000)
Amounts reclassified from accumulated other comprehensive income (loss), Net of Tax	(74,000)	(25,000)	326,000
Reclassification of equity securities from accumulated other comprehensive income (loss), Net of Tax			(278,000)
Other Comprehensive Income (Loss), Net of Tax	8,564,000	10,536,000	(838,000)
Defined Benefit Plans [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Other comprehensive income (loss) before reclassifications, Before Tax	(1,326,000)	(2,953,000)	497,000
Amounts reclassified from accumulated other comprehensive income (loss), Before Tax	289,000	156,000	149,000
Other Comprehensive Income (Loss), Before Tax	(1,037,000)	(2,797,000)	646,000
Other comprehensive income (loss) before reclassifications, Tax Effect	(279,000)	(620,000)	104,000
Amounts reclassified from accumulated other comprehensive income (loss), Tax Effect	61,000	33,000	32,000
Other Comprehensive Income (Loss), Tax Effect	(218,000)	(587,000)	136,000
Other comprehensive income (loss) before reclassifications, Net of Tax	(1,047,000)	(2,333,000)	393,000
Amounts reclassified from accumulated other comprehensive income (loss), Net of Tax	228,000	123,000	117,000
Other Comprehensive Income (Loss), Net of Tax	$ (819,000)	$ (2,210,000)	$ 510,000